Note 18 - Stockholders' Equity (Deficit) (Details) (USD $)	12 Months Ended				12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended			1 Months Ended					12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Feb. 28, 2013 Satisfaction of Liability [Member]	Sep. 30, 2011 Brokers [Member]	Sep. 19, 2013 Restricted Stock Units (RSUs) [Member] Employees [Member]	Sep. 13, 2013 Restricted Stock Units (RSUs) [Member] Nonemployees [Member]	Sep. 19, 2013 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member]	Aug. 31, 2013 Issuance of Shares of Common Stock Pursuant to Private Placement [Member]	Jan. 31, 2013 Issuance of Shares of Common Stock Pursuant to Private Placement [Member]	Sep. 30, 2013 Liabilities for Customer Settlements [Member]	Sep. 30, 2013 Common Stock [Member] Series A Preferred Stock [Member]	Sep. 30, 2013 Warrant [Member]	Jan. 31, 2013 Recapitalization [Member]	Sep. 30, 2012 Mark Goldwasser [Member]	Sep. 30, 2012 Leonard Sokolow [Member]	Dec. 21, 2012 Series A Preferred Stock [Member]	Sep. 30, 2013 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 20, 2012 Series A Preferred Stock [Member]	Jul. 12, 2010 Series C Preferred Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Jan. 31, 2013 Series C Preferred Stock [Member]	Sep. 29, 2010 Series D Preferred Stock [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Jan. 31, 2013 Series D Preferred Stock [Member]	Sep. 30, 2013 Series E Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Sep. 30, 2013 Represents Fair Market Value of One-Third of the RSU [Member]
Note 18 - Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized	150,000,000	150,000,000
Preferred Stock, Shares Authorized	10,000,000																		50,000				34,500			100,000		200,000
Common Stock, Shares, Issued	100,580,203	26,555,572								10,583,330	29,451,596
Common Stock, Value, Issued (in Dollars)	$ 2,012,000	$ 531,000								$ 3,016,000	$ 8,562,000
Stock Issued During Period, Shares, New Issues		1,967,042										1,000,000				126,188	340,854					34,167			60,000
Convertible Preferred Stock, Shares Issued upon Conversion													80											3,416,691			6,000,000	100,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)													$ 1.25
Preferred Stock, Dividend Rate, Percentage																			9.00%
Dividends, Preferred Stock (in Dollars)		93,000																	0	93,000
Preferred Stock, Shares Issued																		5,723			46,050
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars)																		715,000
Conversion of Stock, Shares Converted													4,141,826						51,773
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																						1,700,000
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)																									3,000,000
Preferred Stock Proceeds Receivable (in Dollars)																									1,334,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																												$ 0.01	$ 0.01
Sale of Stock, Price Per Share (in Dollars per share)																												$ 50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						1,157,750	707,700	1,865,450	621,817
Allocated Share-based Compensation Expense (in Dollars)																														240,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	9,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	652,000								307,155
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 758,800	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									2 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	10,000,000														12,951,195							3,416,692			6,000,000			6,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50			0.50																		0.50			0.50			0.50
Warrants Issued During Period (in Dollars)			3,170,000		200,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period														5 years
Class of Warrant or Right, Outstanding															22,727,436
Warrants and Rights Outstanding (in Dollars)	$ 0